BUSINESS COMBINATIONS - Acquisition of L4 (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 14, 2016 USD ($) employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]	$ 4,137	$ 69,060	$ 97,300
L4
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Number of employees | employee					90
Total consideration paid net of cash and cash equivalents acquired					$ 20,388
(Loss) gain on remeasurement of contingent consideration		$ 1,848

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)